Statements of Operations and Other Comprehensive Income (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES
REVENUES	$ 63,852	$ 74,769
Professional fees	345,467	781,070
General and administrative	138,222	111,317
Depreciation and amortization	54,190	355
Total Operating Expenses	537,879	892,750
LOSS FROM OPERATIONS	(474,027)	(817,981)
Loss on debt settlement	20,644
Amortization of debt discount	65,000
Interest expense - derivative	(11,646)
Interest expense	(4,485)
Total Other Income (Expense)	(101,775)
INCOME (LOSS) FROM OPERATIONS	(575,802)	(817,981)
Foreign currency translation adjustment	11,754
Total Other Comprehensive Income (Loss)	11,754
COMPREHENSIVE LOSS	$ (564,048)	$ (817,981)
LOSS PER SHARE, BASIC AND FULLY DILUTED	$ (0.01)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	59,055,098	46,666,921